CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 132,772,588	$ 18,575,568	¥ 120,862,015
Deferred revenues - current	4,102,939	574,022	1,980,489
Deferred revenues - non-current	¥ 2,047,232	$ 286,418	¥ 463,153
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,520,271,138	2,520,271,138	2,507,473,330
Ordinary shares, shares outstanding (in shares)	2,477,306,110	2,477,306,110	2,447,926,638
Class B ordinary shares
Ordinary shares, shares issued (in shares)	453,672,011	453,672,011	458,342,517
Ordinary shares, shares outstanding (in shares)	443,015,831	443,015,831	446,369,717
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 982,263		¥ 863,480
Deferred revenues - non-current | ¥	1,884,867		463,153
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 13,984,068		¥ 9,234,523